Business Services Account BSA Program [Member] Expense Example - UBS RMA Government Money Market Fund - UBS RMA Government Money Market Fund	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859